Debt (Details) (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013	Dec. 19, 2013	Jul. 02, 2014
Debt
Total debt	$ 3,336	$ 3,694	$ 3,881	$ 3,041
Less current portion	205	16	203	150
Long-term debt	3,131	3,678	3,678	2,891
Senior secured term loan
Debt
Total debt	2,460	1,628	1,632	1,640
Senior notes due 2018
Debt
Total debt		1,006	1,007	1,007
Interest rate (as a percent)	7.75%	7.75%
5.875% Senior Subordinated Notes due 2020
Debt
Total debt	515	260
Interest rate (as a percent)	5.875%	5.875%			5.875%
Senior Subordinated Notes 11.375 Percent Due 2016 [Member]
Debt
Total debt			255	393
Interest rate (as a percent)	11.375%	11.375%
Asset based revolving credit facility
Debt
Total debt			187	1
PIK Notes
Debt
Total debt	361	800	800
PIK Notes | Minimum
Debt
Interest rate (as a percent)	7.50%	0.075%
PIK Notes | Maximum
Debt
Interest rate (as a percent)	8.25%	0.0825%
Michaels Stores Inc
Debt
Total debt	2,975	2,894	3,081	3,041
Less current portion	25	16	203	150
Long-term debt	2,950	2,878	2,878	2,891
Michaels Stores Inc | Senior secured term loan
Debt
Total debt	2,460	1,628	1,632	1,640
Michaels Stores Inc | Senior notes due 2018
Debt
Total debt		1,006	1,007	1,007
Interest rate (as a percent)						7.75%
Michaels Stores Inc | 5.875% Senior Subordinated Notes due 2020
Debt
Total debt	515	260
Michaels Stores Inc | Senior Subordinated Notes 11.375 Percent Due 2016 [Member]
Debt
Total debt			255	393
Michaels Stores Inc | Asset based revolving credit facility
Debt
Total debt			$ 187	$ 1